Acquisitions and disposals - Other transactions with non-controlling shareholders in subsidiaries (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Acquisitions and disposals
Cash consideration received/(paid)	€ 8	€ (16)
Other
Acquisitions and disposals
Cash consideration received/(paid)	€ 8	€ 16